Finance costs and fair value change in derivative instruments	12 Months Ended
Mar. 31, 2023
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Finance costs and fair value change in derivative instruments
38.
Finance costs and fair value change in derivative instruments

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Interest expense#	34,988	35,667	43,066	524
Bank charges	428	625	869	11
Option premium amortisation	1,773	2,327	2,510	31
Loss on fair value changes on derivative instruments*	—	1,629	1,799	22
Loss on account of modification of contractual cash flows (refer note (i) below)	—	—	1,277	16
Unwinding of discount on provisions	745	778	953	12
Unamortised ancillary borrowing cost written off	347	686	492	6
Total	38,281	41,712	50,966	620

#Includes interest on loan from related parties, compulsorily convertible preference shares and lease liabilities of INR Nil (March 31, 2022: INR Nil, March 31, 2021: INR 19), INR Nil (March 31, 2022: 925, March 31, 2021: INR 3,361) and INR 414 (March 31, 2021:166; March 31, 2021: INR 113), respectively.

*Represents cumulative losses that were reported in equity and have been transferred to statement of profit or loss in respect of forecasted transaction that are no longer expected to occur.

(i)
Modification of contractual cash flows

The Ministry of Power in its Gazette Notification dated June 3, 2022, established rules providing settlement mechanism for the amounts owed by generating companies, inter-state transmission licensees and electricity trading licensees.

The Group's customers subject to this scheme shall pay the outstanding receivables due to the Group in equated monthly instalments without interest. Accordingly, the Group has recorded the modification in terms of the contract and the resultant loss primarily due to the extended interest free credit period has been recognised as a finance cost in the statement of profit or loss.

Unwinding income on these trade receivables of INR 441 is recognised as "Unwinding income of financial assets" under 'Finance income'. Trade receivables outstanding of INR 3,671 as of March 31, 2023, from customers opting for EMI pursuant to LPS Rules, which are not due within the next twelve months from the end of the reporting date, are disclosed as non-current.